<SEQUENCE>1
<FILENAME>13FQ3-2010.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  January 21, 2011

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 72

Form 13-F Information Table Value Toatl: $369,893 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
ARM Holdings plc       COM 042068106   857  41280 SH SOLE  37980  3300
Abovenet, Inc.         COM 00374N107  7898 135100 SH SOLE 125760  9340
Altria Group Inc       COM 02209S103  1044  42400 SH SOLE  42400
Amazon.com             COM 023135106   972   5400 SH SOLE   5400
America Movil SA       COM 02364W105  6018 104945 SH SOLE  96245  8700
Apache Corp            COM 037411105  4138  34708 SH SOLE  32308  2400
Apple Computer Inc.    COM 037833100  9072  28125 SH SOLE  27575   550
Artio Global Investors COM 04315b107   619  42000 SH SOLE  42000
Aspen Insurance        COM G05384105  2244  78400 SH SOLE  78400
Atlas Energy, Inc.     COM 049167109   349   7945 SH SOLE   7945
Avnet Inc.             COM 053807103   661  20000 SH SOLE  20000
Bemis Company Inc      COM 081437105   875  26800 SH SOLE  26800
BroadCom Corporation   COM 111320107   424   9740 SH SOLE   9740
Chicago Merc Exchange  COM 12572q105  1065   3310 SH SOLE   3310
Cisco Systems. Inc.    COM 17275R102   922  45600 SH SOLE  45600
Cognizant Tech SolutionCOM 192446102 16373 223400 SH SOLE 211000 12400
Companhia Vale Do Rio  COM 204412209  1162  33625 SH SOLE  32825   800
Continental Resources  COM 212015101 14920 253520 SH SOLE 238020 15500
Dendreon Corp          COM 24823q107   490  14040 SH SOLE  14040
Electronic Art         COM 285512109   329  20100 SH SOLE  20100
Everest Re Group Inc   COM G3223R108  1425  16800 SH SOLE  16800
Express Scripts Inc    COM 302182100 16455 304440 SH SOLE 291340 13100
Exxon Mobil CorporationCOM 30231G102  5475  74878 SH SOLE  70687  4191
FiberTower Corporation COM 31567R100   175  39240 SH SOLE  27740 11500
Flextronics Int'l Ltd  COM Y2573F102  1113 141800 SH SOLE 141800
Freeport-McMoRan CopperCOM 35671D857  1962  16340 SH SOLE  16040   300
Gastar Exploration     COM 367299203    72  16840 SH SOLE  16840
Google Inc             COM 38259P508 17642  29701 SH SOLE  27046  2655
Hess Corporation       COM 42809h107   612   8000 SH SOLE   8000
Infosys Tech Ltd       COM 456788108  8943 117545 SH SOLE 109245  8300
Intel Corp.            COM 458140100  9203 437600 SH SOLE 415900 21700
Intl. Bus Mach. Corp.  COM 459200101 18053 123010 SH SOLE 110410 12600
Iridium Communications COM 46269c102   139  16900 SH SOLE  16900
Johnson & Johnson      COM 478160104   465   7525 SH SOLE   7525
Kimberly Clark Corp    COM 494368103  1047  16616 SH SOLE  13496  3120
Lindsay Corporation    COM 535555510  1075  18090 SH SOLE  18090
Linn Energy, LLC       COM 536020100  9441 251825 SH SOLE 225725 26100
MV Oil Trust           COM 553859109  2229  55900 SH SOLE  51000  4900
Marvell Tech Group Ltd COM G5876H105   631  34000 SH SOLE  34000
Medco Health Solutions COM 58405U102 12089 197305 SH SOLE 189905  7400
Microsoft Corp         COM 594918104 17702 634266 SH SOLE 602666 31600
Millicom Int'l Cellula COM L6388F110 82134 859140 SH SOLE 827020 32120
Mobile Telesystems ADS COM 607409109  7736 370678 SH SOLE 345928 24750
Moodys Corp            COM 615369105  1048  39500 SH SOLE  39500
NII Holdings Inc       COM 62913F201   509  11400 SH SOLE  11400
National Oilwell Varco COM 637071101  9035 134355 SH SOLE 122755 11600
NetLogic Microsystems  COM 64118b100  2830  90100 SH SOLE  90100
Noble Energy Inc       COM 655044105 13816 160503 SH SOLE 153529  6974
Occidental Petroleum   COM 674599105  1854  18900 SH SOLE  18900
Oracle Corporation     COM 68389X105 10755 343605 SH SOLE 321005 22600
Philip Morris Int'l    COM 718172109  1692  28900 SH SOLE  28900
Proctor & Gamble Co.   COM 742718109  1774  27584 SH SOLE  25784  1800
Rackspace Hosting, Inc.COM 750086100   362  11525 SH SOLE  11525
Range Resources Corp   COM 75281a109   927  20600 SH SOLE  20600
Raytheon Co.           COM 755111507   598  12900 SH SOLE  12900
Rosetta Resources      COM 777779307   268   7115 SH SOLE   7115
Rovi Corporation       COM 779376102  3884  62635 SH SOLE  59735  2900
STEC, Inc.             COM 784774101   417  23600 SH SOLE  23600
Safestitch Medical Inc.COM 78645y102    63  36780 SH SOLE  36780
SanDisk Corporation    COM 80004c101  1655  33200 SH SOLE  33200
Schlumberger Ltd       COM 806857108  2343  28065 SH SOLE  26865  1200
Seadrill Limited       COM g7945e105  2616  77130 SH SOLE  64630 12500
Southwestern Energy Co.COM 845467109   422  11270 SH SOLE  11270
Stillwater Mining Co   COM 86074q102   534  25000 SH SOLE  25000
Symantec Corp          COM 871503108   747  44600 SH SOLE  44600
Union Pacific Corp     COM 907818108   797   8600 SH SOLE   8600
United Tech Corp.      COM 913017109  1279  16250 SH SOLE  16250
Venoco, Inc            COM 92275p307  1363  73885 SH SOLE  68685  5200
Vimpel Comm ADR        COM 68370R109   564  37500 SH SOLE  14000 23500
WR Berkley Corp        COM 084423102  1290  47100 SH SOLE  47100
Warner Chilcott plc    COM g94368100 10392 460630 SH SOLE 433730 26900
Whiting Petroleum Corp COM 966387102  9808  83690 SH SOLE  76890  6800
               </SEC-DOCUMENT>